REGULATORY REQUIREMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
REGULATORY REQUIREMENT
Net Capital	$ 270,652,934	$ 233,954,515
Requirement	26,998,233	17,361,909
Excess Net Capital	243,654,701	216,592,606
TradeUp Securities
REGULATORY REQUIREMENT
Net Capital	137,305,133	95,665,200
Requirement	9,057,010	4,283,392
Excess Net Capital	128,248,123	91,381,808
Tiger Brokers SG
REGULATORY REQUIREMENT
Net Capital	110,726,224	113,290,584
Requirement	17,181,893	12,443,882
Excess Net Capital	93,544,331	100,846,702
Tiger Brokers HK
REGULATORY REQUIREMENT
Net Capital	13,014,036	14,569,722
Requirement	384,541	384,635
Excess Net Capital	12,629,495	14,185,087
US Tiger Securities
REGULATORY REQUIREMENT
Net Capital	8,705,756	10,429,009
Requirement	250,000	250,000
Excess Net Capital	8,455,756	$ 10,179,009
TBAU
REGULATORY REQUIREMENT
Net Capital	901,785
Requirement	124,789
Excess Net Capital	$ 776,996